Note 6 - Goodwill	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
(6)	Goodwill

The movements in carrying amount of goodwill by reportable segments are as follows:

Agency segment
RMB
Balance as of January 1, 2014	78,553
Addition for acquisitions in 2014	54,921
Balance as of December 31, 2014	133,474
Balance as of December 31, 2015	133,474

The gross amount and accumulated impairment losses by segment as of December 31, 2014 and 2015 are as follows:

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of January 1, 2014 and December 31, 2014	1,096,102	38,077	1,134,179
Eliminated on disposal of a subsidiary	—	(16,940)	(16,940)
Gross as of December 31, 2015	1,096,102	21,137	1,117,239
Accumulated impairment loss as of January 1, 2014 and December 31, 2014	(962,628)	(38,077)	(1,000,705)
Eliminated on disposal of a subsidiary	—	16,940	16,940
Accumulated impairment loss as of December 31, 2015	(962,628)	(21,137)	(983,765)
Net as of January 1, 2014, December 31, 2014 and 2015	133,474	—	133,474

The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment loss recognized in goodwill for the years ended December 31, 2013, 2014 and 2015, respectively.